Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 352	$ 1,017	$ 1,312	$ 1,299	$ 1,389
Cost of sales—affiliate	60	35	47	32	23
Operating and maintenance expense—affiliate	352	335	450	423	329
General and administrative expense—affiliate	54	64	79	50	58
Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	328	1,015	1,309	1,299	1,389
Cost of sales—affiliate	32	0
Contracts for Sale and Purchase of Natural Gas And LNG [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	24	2	3	0	0
Cost of sales—affiliate	5	6	7	0	0
Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	23	29	40	32	23
Operating and maintenance expense—affiliate	200	196	261	256	190
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	61	60	81	80	73
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	90	78	107	87	65
General and administrative expense—affiliate	54	64	79	50	58
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	$ 1	$ 1	$ 1	$ 0	$ 1